Leases - Schedule of Future Minimum Payments under Operating Leases (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Future Minimum Payments under Operating Leases [Abstract]
2026	$ 60,205
2027	30,462
2028	10,153
Total lease payments	100,820
Less: imputed interest	(5,377)
Total operating lease liabilities, net of interest	$ 95,443	$ 131,325